Loans and Allowance for Credit Losses - Summary of Impaired Loans, which Include Nonaccrual and TDR Loans, by Portfolio Class (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	$ 5,902	$ 6,571
Unpaid Principal Balance	7,879	8,623
Valuation Allowance	369	476
Commitments to Lend Additional Funds	160	74
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	520	329
Unpaid Principal Balance	1,110	769
Valuation Allowance	25	21
Commitments to Lend Additional Funds	154	51
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	336	624
Unpaid Principal Balance	847	1,250
Valuation Allowance	11	23
Commitments to Lend Additional Funds	1	18
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	2,575	2,730
Unpaid Principal Balance	3,248	3,495
Valuation Allowance	199	273
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	309	361
Unpaid Principal Balance	503	570
Valuation Allowance	35	44
Commitments to Lend Additional Funds	4	4
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	210	240
Unpaid Principal Balance	210	240
Valuation Allowance	57	61
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	3,950	4,284
Unpaid Principal Balance	5,918	6,324
Valuation Allowance	327	422
Commitments to Lend Additional Funds	159	73
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	39	43
Unpaid Principal Balance	48	55
Valuation Allowance	2	4
Commitments to Lend Additional Funds	1	1
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Period-end Recorded Investment	1,913	2,244
Unpaid Principal Balance	1,913	2,244
Valuation Allowance	$ 40	$ 50